Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Amortized Cost Basis	[1]		$ 1,800
Former-Auction Corporate Debt Security [Member]
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Amortized Cost Basis	[1],[2]		$ 1,800
Preferred Equity Securities [Member]
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Amortized Cost Basis	[1]
Estimate of Fair Value Measurement [Member]
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Fair Value			$ 3,447
Estimate of Fair Value Measurement [Member] | Former-Auction Corporate Debt Security [Member]
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Fair Value	[2]		2,997
Estimate of Fair Value Measurement [Member] | Preferred Equity Securities [Member]
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Fair Value			450
Fair Value, Inputs, Level 2 [Member]
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Fair Value			2,997
Fair Value, Inputs, Level 2 [Member] | Former-Auction Corporate Debt Security [Member]
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Fair Value	[2]		2,997
Fair Value, Inputs, Level 3 [Member]
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Fair Value			$ 450
Fair Value, Inputs, Level 3 [Member] | Former-Auction Corporate Debt Security [Member]
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Fair Value	[2]
Fair Value, Inputs, Level 3 [Member] | Preferred Equity Securities [Member]
Note 4 - Fair Value and Marketable Securities (Details) - Summary of Available-for-Sale Securities [Line Items]
Fair Value			$ 450

[1]	Difference between amortized cost basis and fair value represents gross unrealized gains.
[2]	Available for sale debt security with contractual maturity in excess of 10 years.